13. DEFERRED REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	[1]	Dec. 31, 2014
Deferred Revenue Details Narrative
Received deposits					$ 1,418,368
Revenue	$ 1,371,687
Deferred Revenue	$ 46,681	$ 20,303	$ 1,418,368

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.